Note 6 - Indebtedness (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	September 30 , 2017		December 31, 2016
	Convertible Notes Payable	Term Debt	Convertible Notes Payable	Long-Term Debt
Loan principal amount	$3,101	$300	$2,775	$300
Deferred financing costs	16	37	105	37
Accumulated amortization	(4)	(37)	(63)	(31)
Unamortized balance	12	—	42	6
Discount on debt	2,954
Accumulated amortization	(961)
Unamortized balance	1,993
Loan carrying amounts, net	$1,096	$300	$2,733	$294

	December 31, 2016		December 31, 2015
	Convertible Notes Payable	Long-Term Debt	Convertible Notes Payable	Long-Term Debt
Loan principal amount	$2,775	$300	$2,775	$300
Deferred financing costs	105	37	105	37
Accumulated Amortization	(63)	(31)	(42)	(24)
Unamortized balance	42	6	63	13
Loan amount, net	$2,733	$294	$2,712	$287